Warrant plans - Category (Details)	12 Months Ended
	Dec. 31, 2019 EquityInstruments € / shares	Dec. 31, 2018 EquityInstruments € / shares	Dec. 31, 2017 EquityInstruments € / shares	Dec. 31, 2016 EquityInstruments € / shares
Warrant Plans
Total warrants outstanding	5,541,117	4,626,782	3,970,807	3,466,407
Exercise Price | € / shares	€ 70.09	€ 53.30	€ 39.32	€ 27.1
Weighted average remaining expected life	1439 days	1500 days	1441 days
Non-executive directors
Warrant Plans
Total warrants outstanding	222,600	216,780	216,060
Executive team
Warrant Plans
Total warrants outstanding	2,171,874	2,139,374	2,039,374
Other
Warrant Plans
Total warrants outstanding	3,146,643	2,270,628	1,715,373